(6) CONSUMERS, CONCESSIONAIRES AND LICENSEES (Tables)	12 Months Ended
Dec. 31, 2017
Consumers Concessionaires And Licensees Tables
Schedule of consumers, concessionaires and licensees

	Amounts coming due	Past due		Total
		until 90 days	> 90 days	Dec 31, 2017	Dec 31, 2016
Current
Consumer classes
Residential	602,525	457,273	53,805	1,113,604	932,380
Industrial	322,250	77,148	84,232	483,630	386,826
Commercial	254,605	86,290	41,574	382,470	317,111
Rural	74,136	18,409	6,117	98,663	97,444
Public administration	69,333	15,638	3,939	88,910	94,348
Public lighting	58,475	6,573	2,485	67,533	73,142
Public utilities	87,159	8,972	4,713	100,843	97,503
Billed	1,468,483	670,303	196,865	2,335,653	1,998,754
Unbilled	1,008,486	-	-	1,008,486	1,095,188
Financing of consumers' debts	169,171	20,784	39,885	229,840	170,982
CCEE transactions	182,128	229,887	1,052	413,067	289,761
Concessionaires and licensees	508,046	423	7,950	516,419	390,333
Others	36,011	-	-	36,011	39,974
	3,372,325	921,397	245,752	4,539,476	3,984,991
Allowance for doubtful accounts				(238,193)	(219,098)
Total				4,301,283	3,765,893

Noncurrent
Financing of consumers' debts	217,944	-	-	217,944	198,875
Free Energy	5,976	-	-	5,976	5,436
CCEE transactions	41,301	-	-	41,301	41,301
	265,221	-	-	265,221	245,612
Allowance for doubtful accounts				(28,683)	(42,427)
Total				236,539	203,185

Schedule of movements in allowance for doubtful accounts

	Consumers, concessionaires and licensees	Other receivables (note 11)	Total
As of December 31, 2014	(123,171)	(15,285)	(138,456)
Allowance - reversal (recognition)	(170,131)	(1,152)	(171,283)
Recovery of revenue	44,338	67	44,405
Write-off of accrued receivables	89,770	1,930	91,700
As of December 31, 2015	(159,194)	(14,441)	(173,634)
Business combination	(70,636)	(16,187)	(86,823)
Allowance - reversal (recognition)	(258,377)	(969)	(259,347)
Recovery of revenue	82,393	605	82,998
Write-off of accrued receivables	144,289	3,000	147,289
As of December 31, 2016	(261,525)	(27,992)	(289,517)
Allowance - reversal (recognition)	(263,668)	(1,439)	(265,107)
Recovery of revenue	110,008	-	110,008
Write-off of accrued receivables	148,309	52	148,361
As of December 31, 2017	(266,876)	(29,379)	(296,255)

Current	(238,193)	(29,379)	(267,572)
Noncurrent	(28,683)	-	(28,683)